GENERAL ORGANIZATION AND BUSINESS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended						3 Months Ended									12 Months Ended
	Mar. 03, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 22, 2014	Nov. 30, 2013	Sep. 30, 2013	Jul. 31, 2013	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 26, 2013	Dec. 31, 2012
Net Income (Loss) Attributable to Parent, Total								$ (6,884)	$ (8,360)	$ (7,635)	$ (6,367)	$ (5,298)	$ (4,651)	$ (3,014)	$ (2,110)	$ (2,260)	$ (27,660)	$ (12,035)	$ (25,382)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total								(4,552)				$ (3,459)					(18,381)	(8,633)	(3,661)
Cash, Cash Equivalents, and Short-term Investments, Total			$ 44,909					99,166	103,700				44,909				103,700	44,909
Stockholders' Equity Attributable to Parent, Total			$ 44,845					98,938	104,023				$ 44,845				104,023	$ 44,845	17,603		$ (11,319)
Working Capital								97,500	$ 102,300								102,300
Stock Issued During Period, Shares, New Issues		9,200,000	6,000,000
Share Price		$ 8.00	$ 5.75									$ 8.00	$ 5.75					$ 5.75
Proceeds from Issuance of Common Stock		$ 68,300		$ 32,200				$ 0				$ 68,308					$ 68,307	$ 32,240	7,126
Proceeds from Issuance of Private Placement					$ 23,300
Stockholders' Equity, Reverse Stock Split						1-for-100
Common Stock, Shares Authorized			150,000,000					150,000,000	150,000,000				150,000,000				150,000,000	150,000,000		150,000
Preferred Stock, Shares Authorized			50,000,000					50,000,000	50,000,000				50,000,000				50,000,000	50,000,000		50,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001					$ 0.001	$ 0.001				$ 0.001				$ 0.001	$ 0.001		$ 0.001
Minimum [Member]
Cash, Period Increase (Decrease), Total								$ 30,000
Maximum [Member]
Cash, Period Increase (Decrease), Total								35,000
Common Stock [Member]
Stockholders' Equity Attributable to Parent, Total			$ 2					$ 2	$ 2				$ 2				$ 2	$ 2	$ 1		$ 0
Stock Issued During Period, Shares, New Issues	9,200,000			6,000,000			1,340,000										9,200,000
Share Price	$ 8.00			$ 5.75
Stockholders' Equity, Reverse Stock Split						On September 26, 2013, we amended and restated our Articles of Incorporation to, among other things, change our name to Lion Biotechnologies, Inc., effect a 1-for-100 reverse stock split (pro-rata reduction of outstanding shares) of our common stock